Income tax - Reconciliation of tax expense and accounting loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Reconciliation of tax expense and accounting loss
Loss before tax	$ (219)	$ 1		$ (106)
Loss before tax multiplied by the standard rate of Luxembourg corporation tax	(57)			(31)
Tax losses for which no deferred income tax asset was recognized	16			1
Re-measurement of deferred taxes	(4)	(79)		(6)
Adjustment in respect of prior years	(1)	(5)		8
Income subject to state and other local income taxes	18	17		10
Income taxed at rates other than standard tax rates	6	(19)		21
Non-deductible items	60	36		66
Other	6	10		(3)
Income tax (credit)/charge	44	(40)	[1]	66	[1]
Exceptional items
Reconciliation of tax expense and accounting loss
Income tax (credit)/charge	$ (54)	$ (138)	[1]	$ (49)	[1]
Luxembourg
Reconciliation of tax expense and accounting loss
Standard tax rate	26.01%	27.08%		29.22%
United States | Exceptional items
Reconciliation of tax expense and accounting loss
Re-measurement of deferred taxes		$ 78

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements